Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net, consists of the following:
	As of December 31,
	2022	2023
Intellectual property	$1,135,699	$1,103,275
Software	67,177	71,086
Total	1,202,876	1,174,361
Less: accumulated amortization	(1,098,010)	(1,145,872)
Intangible asset, net	$104,866	$28,489

Schedule of Future Estimated Amortization Expense of Intangible Assets	Future estimated amortization expense of intangible assets is as follows:
As of
December 31, 2023
2024	$17,772
2025	9,600
2026	1,117
Total	$28,489